Shareholder Report, Holdings (Details)	Jun. 30, 2024	[1]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[2],[3]
C000059932 [Member] | Schwab US Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[2],[3]
C000059932 [Member] | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[2],[3]
C000059932 [Member] | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[2],[3]
C000059932 [Member] | Black Rock High Yield Bond Portfolio Class K
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2],[3]
C000059932 [Member] | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[2],[3]
C000059932 [Member] | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2],[3]
C000059932 [Member] | Cohen & Steers Preferred Securities & Income Fund, Inc., Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2],[3]
C000059932 [Member] | T Rowe Price Institutional Floating Rate Fund, Investor Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2],[3]
C000059932 [Member] | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2],[3]
C000059932 [Member] | Schwab Variable Share Price Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2],[3]
C000059932 [Member] | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000059932 [Member] | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000059932 [Member] | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000059932 [Member] | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000059932 [Member] | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000059932 [Member] | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000059932 [Member] | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000059932 [Member] | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000059932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000059933 [Member] | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[2],[3]
C000059933 [Member] | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[2],[3]
C000059933 [Member] | Black Rock High Yield Bond Portfolio Class K
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2],[3]
C000059933 [Member] | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2],[3]
C000059933 [Member] | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2],[3]
C000059933 [Member] | Cohen & Steers Preferred Securities & Income Fund, Inc., Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2],[3]
C000059933 [Member] | T Rowe Price Institutional Floating Rate Fund, Investor Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2],[3]
C000059933 [Member] | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2],[3]
C000059933 [Member] | Schwab Variable Share Price Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2],[3]
C000059933 [Member] | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000059933 [Member] | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000059933 [Member] | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000059933 [Member] | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000059933 [Member] | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000059933 [Member] | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000059933 [Member] | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000059933 [Member] | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000059933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000059934 [Member] | Schwab US Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[2],[3]
C000059934 [Member] | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[2],[3]
C000059934 [Member] | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[2],[3]
C000059934 [Member] | Black Rock High Yield Bond Portfolio Class K
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2],[3]
C000059934 [Member] | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2],[3]
C000059934 [Member] | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2],[3]
C000059934 [Member] | Cohen & Steers Preferred Securities & Income Fund, Inc., Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2],[3]
C000059934 [Member] | T Rowe Price Institutional Floating Rate Fund, Investor Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2],[3]
C000059934 [Member] | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2],[3]
C000059934 [Member] | Schwab 1-5 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2],[3]
C000059934 [Member] | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000059934 [Member] | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000059934 [Member] | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000059934 [Member] | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000059934 [Member] | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000059934 [Member] | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000059934 [Member] | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000059934 [Member] | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000059934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000059934 [Member] | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%

[1]	The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
[2]	The holdings listed exclude any temporary liquidity investments.
[3]	This list is not a recommendation of any security by the investment adviser.